Russell Global Infrastructure Fund
RUSSELL GLOBAL INFRASTRUCTURE FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 228 and 230, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Global Infrastructure Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Global Infrastructure Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.31%	0.11%
Total Annual Fund Operating Expenses	[1]	1.81%	2.56%	1.81%	1.56%	1.36%
Less Fee Waivers and Expense Reimbursements	[1]	(0.35%)	(0.35%)	(0.35%)	(0.35%)	(0.33%)
Net Annual Fund Operating Expenses	[1]	1.46%	2.21%	1.46%	1.21%	1.03%
[1]	Until February 29, 2016, Russell Investment Management Company ("RIMCo") has contractually agreed to waive 0.33% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 29, 2016, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2014.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Global Infrastructure Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	715	224	149	123	105
3 Years	1,080	763	535	458	398
5 Years	1,468	1,329	947	817	713
10 Years	2,552	2,869	2,098	1,827	1,606

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund may invest in large, medium or small capitalization companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 7.81% (4Q/11) Lowest Quarterly Return: (14.21)% (3Q/11)
Average annual total returns for the periods ended December 31, 2014
Average Annual Total Returns Russell Global Infrastructure Fund	1 Year	Since Inception
Class A	4.21%	8.96%
Class C	9.73%	9.65%
Class E	10.55%	10.47%
Class Y	11.02%	10.94%
Class S	10.83%	10.76%
Class S Return After Taxes on Distributions	7.44%	8.89%
Class S Return After Taxes on Distributions and Sale of Fund Shares	7.00%	8.02%
S&P Global Infrastructure Index Net (USD) (reflects no deduction for fees, expenses or taxes)	12.12%	9.39%